Related parties	12 Months Ended
Dec. 31, 2023
Related parties
Related parties

27.Related parties

Transactions with key management personnel

The compensation of managing directors comprised of the following:

	2023	2022	2021
Short-term employee benefits	3,256	3,662	3,633
Share-based payments	4,458	6,732	5,235
Termination benefits	1,034	0	0
	8,748	10,394	8,868

Remuneration of Affimed’s managing directors comprises fixed and variable components and share-based payment awards. In addition, the managing directors receive supplementary benefits such as fringe benefits and allowances. The termination benefits are payments due to Affimed’s former Chief Executive Officer in connection with his departure from the Company. The share-based payments also include additional expenses resulting from the accelerated vesting of stock options in connection with the departure of Affimed’s former Chief Executive Officer from the Company.

The supervisory board directors of Affimed N.V. received compensation for their services on the supervisory board of €482 (2022: €431; 2021: €392). In 2023, the Group recognized expenses for share-based payments for supervisory board members of €280 (2022: €1,370, 2021: €847).

The following table provides the total amounts of outstanding balances for supervisory board compensation and expense reimbursement related to managing directors:

	Outstanding balances
	December 31,	December 31,
	2023	2022
Adi Hoess	—	1
Wolfgang Fischer	—	2
Arndt Schottelius	—	3
Thomas Hecht	21	21
Mathieu Simon	8	10
Ulrich Grau	18	26
Bernhard Ehmer	15	17
Harry Welten	9	8
Annalisa Jenkins	11	11
Uta Kemmerich-Keil	16	18
Constanze Ulmer-Eilfort	16	—